NOTE 23 - Financial Expenses: Schedule of Financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest over Short-term loans
Interest expense on other financial liabilities	$ 1,446	$ 70
Expense recognized from Derivative liability - Warrants
Interest expense on other financial liabilities	0	408
Fair value adjustments of Convertible loans and issuance of Warrants
Interest expense on other financial liabilities	0	3,503
Payment gateway fees
Interest expense on other financial liabilities	736	579
Bank commissions
Interest expense on other financial liabilities	113	116
Exchange rate differences
Interest expense on other financial liabilities	1,830	75
Interest expense on other financial liabilities	$ 5,538	$ 5,916